Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
VIRTUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Bond Fund
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Bond Fund, Virtus High Yield Fund,

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Summary Prospectuses dated January 28, 2016, as supplemented, and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Bond Fund, Virtus High Yield Fund and Virtus Senior Floating Rate Fund are offering Class R6 Shares, in addition to the share classes already offered by the funds. Additionally, Virtus High Yield Fund has increased its expense reimbursement arrangement, effective November 1, 2016. Accordingly, the funds’ prospectuses are hereby amended to add the following disclosure.

Virtus Bond Fund

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus Bond Fund	SAVAX	SAVBX	SAVCX	SAVYX	VBFRX

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column and to revise the associated footnotes as shown below:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year, as annualized.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example table is hereby revised to add the Class R6 row as shown below:
VIRTUS BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVAX
VIRTUS BOND FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVBX
VIRTUS BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVCX
VIRTUS BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVYX
VIRTUS BOND FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFRX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	235
5 Years	rr_ExpenseExampleYear05	429
10 Years	rr_ExpenseExampleYear10	988
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	235
5 Years	rr_ExpenseExampleNoRedemptionYear05	429
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 988

[1]	Estimated for current fiscal year, as annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class B Shares, 1.60% for Class C Shares, 0.60% for Class I Shares and 0.54% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.